Document and Entity Information	Feb. 25, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001540755
Document Type	8-K
Document Period End Date	Feb. 25, 2021
Entity Registrant Name	ANAPLAN, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38698
Entity Tax Identification Number	27-0897861
Entity Address, Address Line One	50 Hawthorne Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	742-8199
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	PLAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false